Stock Option Plans and Warrants to Purchase Common Stock (Details 1) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Summary of options/warrants activity
Beginning Balance	2,051,511	1,457,724
Granted	637,495	791,100
Exercised	(36,672)	(103,439)
Forfeited	(164,055)	(93,874)
Ending Balance	2,488,279	2,051,511
Beginning Balance, weighted average options/warrants exercise price	$ 2.63	$ 3.19
Granted, weighted average options/warrants exercise price	$ 1.79	$ 1.35
Exercised, weighted average options/warrants exercise price	$ 0.77	$ 0.57
Forfeited, weighted average options exercise price	$ 3.13	$ 2.84
Ending Balance, weighted average options/warrants exercise price	$ 2.40	$ 2.63